LOANS RECEIVABLE - Loan Portfolio Aging Analysis (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Loan portfolio aging analysis
30-59 Days Past Due	$ 5,239
60-89 Days Past Due	1,642
Greater Than 90 Days Past Due	8,182
Total Past Due	15,063
Current	769,729
Total Loans Receivable	784,792	930,435
Total Loans > 90 Days & Accruing
Residential properties [Member]
Loan portfolio aging analysis
30-59 Days Past Due	1,044
60-89 Days Past Due	1,308
Greater Than 90 Days Past Due	7,079
Total Past Due	9,431
Current	360,865
Total Loans Receivable	370,296	332,320
Total Loans > 90 Days & Accruing
Residential Held For Sale [Member]
Loan portfolio aging analysis
30-59 Days Past Due
60-89 Days Past Due
Greater Than 90 Days Past Due
Total Past Due
Current	69,079
Total Loans Receivable	69,079	163,834
Total Loans > 90 Days & Accruing
Commercial real estate [Member]
Loan portfolio aging analysis
30-59 Days Past Due	4,195
60-89 Days Past Due	334
Greater Than 90 Days Past Due	328
Total Past Due	4,857
Current	262,038
Total Loans Receivable	266,895	319,272
Total Loans > 90 Days & Accruing
Construction and Development [Member]
Loan portfolio aging analysis
30-59 Days Past Due
60-89 Days Past Due
Greater Than 90 Days Past Due	774
Total Past Due	774
Current	59,923
Total Loans Receivable	60,697	89,689
Total Loans > 90 Days & Accruing
Commercial loans [Member]
Loan portfolio aging analysis
30-59 Days Past Due
60-89 Days Past Due
Greater Than 90 Days Past Due
Total Past Due
Current	12,226
Total Loans Receivable	12,226	17,567
Total Loans > 90 Days & Accruing
Installment [Member]
Loan portfolio aging analysis
30-59 Days Past Due
60-89 Days Past Due
Greater Than 90 Days Past Due	1
Total Past Due	1
Current	5,598
Total Loans Receivable	5,599	7,753
Total Loans > 90 Days & Accruing